Commitments and Contingencies (Narrative) (Details) $ in Millions		1 Months Ended	12 Months Ended
	Oct. 09, 2015 USD ($)	Mar. 31, 2013 case	Jan. 02, 2016 USD ($) case	Jan. 03, 2015 USD ($) case	Dec. 28, 2013 USD ($)
Loss Contingencies [Line Items]
Rent expense | $			$ 45	$ 51	$ 36
December 2012 Securities Litigation [Member]
Loss Contingencies [Line Items]
Number of cases consolidated | case		2
Riata Litigation [Member]
Loss Contingencies [Line Items]
Estimated Litigation Liability | $			$ 15
Pending cases and claims | case				950
Number of claimants in lawsuit | case			886
Settlement payment | $	$ 13